SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Income From Operations By Segment

The assets and liabilities of the Company are managed centrally and are reported internally in the same manner as the consolidated financial statements; thus, no additional information is produced or included herein.

	Full service center-based care	Back-up dependent care	Other educational advisory services	Total
	(In thousands)
Year ended December 31, 2010
Revenue	$769,235	$99,086	$9,838	$878,159
Amortization of intangibles	25,324	2,057	250	27,631
Income from operations	46,770	21,141	752	68,663

Year ended December 31, 2011
Revenue	$844,595	$114,502	$14,604	$973,701
Amortization of intangibles	25,178	1,947	302	27,427
Income from operations	58,950	28,669	(783)	86,836

Year ended December 31, 2012
Revenue	$922,214	$130,082	$18,642	$1,070,938
Amortization of intangibles	25,906	725	302	26,933
Income from operations	60,154	33,863	1,447	95,464

Revenue and Long-Lived Assets by Geographic Region

Revenue and long-lived assets by geographic region are as follows (in thousands):

	Years ended December 31,
	2010	2011	2012
Revenue
North America	$770,848	$843,645	$901,210
Europe and other	107,311	130,056	169,728

Total Revenue	$878,159	$973,701	$1,070,938

	December 31,
	2011	2012
Long-lived assets
North America	$198,468	$230,807
Europe and other	38,689	109,569

Total long-lived assets	$237,157	$340,376